Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,082,909.66

Principal:
Principal Collections	$16,591,979.90
Prepayments in Full	$10,294,976.34
Liquidation Proceeds	$493,687.67
Recoveries	$23,376.19
Sub Total	$27,404,020.10
Collections	$29,486,929.76

Purchase Amounts:
Purchase Amounts Related to Principal	$207,994.87
Purchase Amounts Related to Interest	$1,157.91
Sub Total	$209,152.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,696,082.54

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,696,082.54
Servicing Fee	$474,587.32	$474,587.32	$0.00	$0.00	$29,221,495.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,221,495.22
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,221,495.22
Interest - Class A-3 Notes	$161,828.91	$161,828.91	$0.00	$0.00	$29,059,666.31
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$28,990,213.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,990,213.81
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$28,952,388.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,952,388.39
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$28,922,570.39
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,922,570.39
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$28,881,789.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,881,789.89
Regular Principal Payment	$26,791,755.23	$26,791,755.23	$0.00	$0.00	$2,090,034.66
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,090,034.66
Residuel Released to Depositor	$0.00	$2,090,034.66	$0.00	$0.00	$0.00
Total		$29,696,082.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,791,755.23
Total					$26,791,755.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,791,755.23	$63.68	$161,828.91	$0.38	$26,953,584.14	$64.06
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$26,791,755.23	$19.96	$339,705.33	$0.25	$27,131,460.56	$20.21

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$353,081,253.60	0.8392709	$326,289,498.37	0.7755871
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$552,021,253.60	0.4113300	$525,229,498.37	0.3913665

Pool Information
Weighted Average APR	4.272%	4.266%
Weighted Average Remaining Term	38.58	37.74
Number of Receivables Outstanding	35,095	34,217
Pool Balance	$569,504,786.45	$541,456,763.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$553,796,792.49	$526,584,316.91
Pool Factor	0.4207936	0.4000696

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$8,121,851.45
Yield Supplement Overcollateralization Amount	$14,872,446.63
Targeted Overcollateralization Amount	$16,227,265.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,227,265.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		114	$459,384.13
(Recoveries)		54	$23,376.19
Net Losses for Current Collection Period			$436,007.94
Cumulative Net Losses Last Collection Period			$4,177,649.57
Cumulative Net Losses for all Collection Periods			$4,613,657.51

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.92%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.57%	465	$8,491,733.75
61-90 Days Delinquent	0.17%	47	$907,860.62
91-120 Days Delinquent	0.04%	11	$192,717.80
Over 120 Days Delinquent	0.11%	28	$582,186.15
Total Delinquent Receivables	1.88%	551	$10,174,498.32

Repossession Inventory:
Repossessed in the Current Collection Period		30	$540,266.54
Total Repossessed Inventory		32	$713,203.38

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3839%
Preceding Collection Period			0.2760%
Current Collection Period			0.9419%
Three Month Average			0.5340%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1970%
Preceding Collection Period			0.2507%
Current Collection Period			0.2513%
Three Month Average			0.2330%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer